As filed with the Securities and Exchange Commission on January 12, 2001 1933 Act Registration No. 333-22095
1940 Act Registration No. 811-8065
------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.

Post-Effective Amendment No. 10                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 10                                                       [X]

                        (Check appropriate box or boxes)

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       ----------------------------------
               (exact name of Registrant as Specified in Charter)

            333 West Vine Street, Suite 206
                    Lexington,  KY                              40507
        ---------------------------------------               ----------
        (Address of Principal Executive Office)               (Zip Code)

        Registrant's Telephone Number, including Area Code: 859-254-2240

                                Charles R. Clark
                                    Chairman
                       Impact Management Investment Trust
                         333 West Vine Street, Suite 206
                               Lexington, KY 40507
                     (Name and Address of Agent for Service)

Approximate date of proposed sale to the public: immediately upon effectiveness. It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on January 16, 2001 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Amendment incorporates the following documents by reference to Registrant's Post-effective Amendment No. 8 which was filed pursuant to Rule 485(a) on October 24, 2000:

The Prospectus of Jordan 25 Fund dated January __, 2001

The Statement of Additional Information of Jordan 25 Fund dated January __, 2001

The combined Prospectus of Jordan 25 Variable Fund and Schneider Large Cap Variable Fund dated January __, 2001

The combined Statement of Additional Information of Jordan 25 Variable Fund and Schneider Large Cap Variable Fund dated January __, 2001.

Part C

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lexington and the Commonwealth of Kentucky on the 12th day of January, 2001.

                                        Impact Management Investment Trust

                                        By: /s/ A.J. Elko
                                                President

     Pursuant to the requirement of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                         Date

/s/ Charles R. Clark*           Chairman of the               January 12, 2001
Charles R. Clark                Board of Trustees

/s/ A.J. Elko*                  President, Treasurer and      January 12, 2001
A.J. Elko                       Secretary

/s/ Oleen Eagle*                Trustee                       January 12, 2001
Oleen Eagle

/s/ Gerald L. Bowyer*           Trustee                       January 12, 2001
Gerald L. Bowyer

/s/ Steven J. Fellin*           Trustee                       January 12, 2001
Steven J. Fellin


* By /s/ Charles R. Clark
     Charles R. Clark
     Attorney-in-fact  (pursuant to power of attorney)